NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Nature And Continuance Of Operations Details Narrative
Country of incorporation	Canada
Date of incorporation	Dec. 28, 2000
Accumulated losses	$ (5,176,116)	$ (4,501,596)
Working capital deficit	$ (782,107)